Summary of Significant Accounting Policies (Tables)	Dec. 31, 2011
Exploration And Evaluation Costs [Abstract]
Exploration And Evaluation Costs Alternative Effects [Text Block]
	2011	2010	2009
Net income ($ millions)	10	27	16
Earnings per share (1)(cents)	3	7	4

Retained income - January 1 ($ millions)	113	86	70
Retained income - December 31 ($ millions)	123	113	86

(1) Impact per basic and diluted earnings per common share.